Significant Accounting Estimates and Judgements - Additional Information (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting judgements and estimates [Abstract]
Deferred tax expense (income) recognised in profit or loss	$ 242,913,577	$ (79,556,400)